Note 16 Joint ventures and associates changes in the year (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Joint ventures and associates changes in the year [Line Items]
Investments in subsidiaries, joint ventures and associates	€ 900	€ 1,437	€ 1,488	€ 1,578
Acquisitions and capital increases	22	257	161
Disposals and capital reductions	(1)	(47)	(149)
Transfers and changes of consolidation Method	(559)	(7)	(27)
Share of profit and loss	1	(39)	(42)
Exchange differences	9	(27)	10
Dividends valuation adjustments and others	€ (9)	€ (188)	€ (43)